RESTRICTED NET ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
RESTRICTED NET ASSETS
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Percentage of appropriations of statutory reserve of registered capital	50.00%
Appropriation of statutory reserves	¥ 0	¥ 0	¥ 0
Accumulated reserves	7,300,000	10,600,000		$ 1.0
Restricted registered capital	144,500,000	88,000,000		19.8
Amount of restricted net assets	¥ 137,200,000	¥ 77,400,000		$ 18.8